Property, Plant and Equipment, Net (Details) - Schedule of Property, Plant and Equipment - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 769,924	$ 767,190
Less: accumulated depreciation	(87,288)	(62,547)
Less: impairment loss		(6,599)
Translation adjustments
Property, plant and equipment, net	682,636	698,044
Machinery equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Total property, plant and equipment	3,550	7,524
Electronic equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Total property, plant and equipment		17,784
Office equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Total property, plant and equipment	16,854	6,088
Leasehold improvement [Member]
Schedule of Property, Plant and Equipment [Line Items]
Total property, plant and equipment	13,743
Buildings [Member]
Schedule of Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 735,795	$ 735,795